Events after the Reporting Period	6 Months Ended
Jun. 30, 2023
Events after the Reporting Period
Events after the Reporting Period

21.Events after the Reporting Period

Reduction in the nominal capital of Class A, B and C shares

On May 25, 2023, an extraordinary general meeting (“EGM”) of shareholders was held and the shareholders approved the proposed reduction of share capital by reducing the nominal value of each Class A Share, Class B Share and Class C Share from €0.12, €0.36, and €0.24 per share respectively, to €0.01, €0.03, and €0.02 per share respectively. On August 1, 2023, after the two-month waiting period required under Dutch law following the announcement in the Dutch newspaper Trouw of the filing of the applicable shareholders’ resolutions with the Dutch Commercial Register and, there having been no creditor objections raised during that time, the deed of amendment of the articles of association was executed and the reduction of the share capital was effective as of August 1, 2023. The difference between the prior nominal value per issued ordinary share and the reduced nominal value per issued ordinary share was added to reserves of the Company. The impact of the transaction resulted in a reduction from the share capital and treasury shares by €60,152 thousand and €169 thousand respectively and increase to share premium by €59,983 thousand.

Cancellation of Class C Shares

On July 7, 2023, the Company held its Annual General Meeting of shareholders amongst which the shareholders have approved the reduction of issued share capital of the Company by a cancellation of 770,000 Class C Shares held by the Company in treasury. On September 13, 2023, after the two-month waiting period required under Dutch law following the announcement in the Dutch newspaper Trouw of the filing of the applicable shareholders’ resolutions with the Dutch Commercial Register and, there having been no creditor objections raised during that time, the cancellation became effective. The aggregate nominal value of the 770,000 Class C Shares was added to the other capital reserves of the Company.

Capital Raise

In July 2023, the Company entered into an underwriting agreement with B. Riley Securities, Inc., which acted as the sole underwriter for the purchase and sale, in a public offering (the “2023 Public Offering”) of 57,692,308 Class A Shares at a price of US$1.30 per share. The underwriter has an option within a 30-day term from the date of signing to purchase an additional 8,653,846 Class A shares of Lilium at a purchase price of US$1.30 per share. The option expired without being exercised.

Concurrently, Lilium entered into a securities purchase agreement in July 2023 with qualified investors, in a private placement (the “2023 PIPE”) of 32,146,147 Class A Shares at a purchase price of US$1.30 per share, together with warrants to purchase up to 8,036,528 Class A Shares at an exercise price of US$2.00 per share. The warrants will expire 18 months from the date of issuance. B. Riley Securities, Inc. also acted as the sole placement agent in the 2023 PIPE.

Following consummation of the 2023 Public Offering, the Additional Funding Amount was triggered and Aceville prefunded an additional €67,416 thousand ($75,000 thousand) as prepayment against the total exercise price of the May 2023 Warrants pursuant to the terms of the 2023 SPA.

Exercise of May 2023 Warrants

In July and August 2023, Aceville purchased 20,114,455 Class A Shares and 3,893,152 Class A Shares, respectively, upon exercise of the May 2023 Warrants, and payment of the remaining unpaid aggregate exercise price for such Class A Shares of €912 thousand (US$1,006 thousand) and €177 thousand (US$195 thousand) respectively.